Commitments and Contingent Liabilities (Details) - Schedule of future minimum lease payments under operating leases $ in Thousands	Jun. 30, 2021 USD ($)
Schedule of future minimum lease payments under operating leases [Abstract]
2021	$ 635
2022	1,232
2023	1,052
2024	294
Thereafter	705
Total	$ 3,918